CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000	0
Common stock, shares/units issued	14,369,182	14,369,182	0
Common stock, shares/units outstanding	14,369,182	14,369,182	0
Redeemable Convertible Preferred Units [Member]
Redeemable convertible shares/units, authorized		0
Redeemable convertible shares/units, issued		0	13,549,685
Redeemable convertible shares/units, outstanding		0	13,549,685
Aggregate liquidation preference			$ 50,326
Common Units [Member]
Common stock, shares/units issued		0	335,281
Common stock, shares/units outstanding		0	335,281